YieldMax NVDA Performance & Distribution Target 25 ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 9.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 9.6%
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $210.00	$8,741,166	438	$108,186
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $185.01	3,692,045	185	305,378
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $185.00	5,049,121	253	418,715
Total Call Options			832,279

TOTAL PURCHASED OPTIONS (Cost $768,318)			832,279

SHORT-TERM INVESTMENTS - 68.4%
Money Market Funds - 2.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	225,646	225,646

U.S. Treasury Bills - 65.8%	Principal Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.57%(f)(g)	$474,000	472,059
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)	821,000	815,331
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	1,223,000	1,211,203
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(h)	3,282,000	3,241,260
		5,739,853

TOTAL SHORT-TERM INVESTMENTS (Cost $5,966,263)		5,965,499

TOTAL INVESTMENTS - 78.0% (Cost $6,734,581)		$6,797,778
Other Assets in Excess of Liabilities - 22.0%		1,920,312
TOTAL NET ASSETS - 100.0%		$8,718,090

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	The rate shown is the annualized effective yield as of April 30, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $1,934,464.
(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax NVDA Performance & Distribution Target 25 ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (3.9)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.1)%
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $200.00	$(8,741,166)	(438)	$(270,465)

Put Options - (0.8)%
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $185.01	(8,741,166)	(438)	(70,303)

TOTAL WRITTEN OPTIONS (Premiums received $775,670)			$(340,768)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.